UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Enhanced Municipal Value Fund (NEV)
	January 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.7%
$ 2,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA–	$ 1,913,860
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
	Arizona – 3.5%
2,000	Arizona State, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA–	2,293,540
2,500	Festival Ranch Community Facilities District, Town of Buckeye, Arizona, District General	7/19 at 100.00	BBB+	2,718,775
	Obligation Bonds, Series 2009, 6.500%, 7/15/31
1,030	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	N/R	1,040,125
	Academies – Veritas Project, Series 2012, 6.600%, 7/01/47
320	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	304,109
	2008, 7.000%, 12/01/27
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
50	5.000%, 12/01/32	No Opt. Call	A–	49,880
2,000	5.000%, 12/01/37 (4)	No Opt. Call	A–	1,988,520
1,920	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,704,691
	2005, 6.000%, 7/01/30
9,820	Total Arizona			10,099,640
	California – 20.1%
1,000	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	933,160
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/19 at 100.00	AA	5,519,850
	2009F-1, 5.000%, 4/01/34
920	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	No Opt. Call	Aa1	1,384,186
	Tender Option Bond Trust 3144, 19.574%, 10/01/16 (IF)
2,040	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,128,687
	Tender Option Bond Trust 3878, 24.982%, 10/01/33 (IF) (4)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option
	Bond Trust 3248:
1,700	24.668%, 2/15/23 (IF)	8/20 at 100.00	AA–	3,371,525
300	24.668%, 2/15/23 (IF)	8/20 at 100.00	AA–	594,975
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,137,640
	2009, 8.000%, 11/01/29
500	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB	539,375
	of the West, Series 2010, 5.750%, 10/01/25
1,080	Community Development Commission Of City of National City National City Redevelopment Project	8/21 at 100.00	A–	1,271,754
	2011 Tax Allocation Bonds, California, 7.000%, 8/01/32
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	459,664
	Subordinate Series 2011A, 7.000%, 12/01/36
275	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/16 at 100.00	AA	293,304
	of Participation, Series 2006A, 5.000%, 7/01/32 – NPFG Insured
490	Etiwanda School District, California, Coyote Canyon Community Facilties District 2004-1	9/19 at 100.00	N/R	516,298
	Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32
845	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series	9/17 at 100.00	N/R	866,041
	2007A, 5.000%, 9/01/23 – AMBAC Insured
880	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series	9/20 at 100.00	A–	952,046
	2010A, 5.250%, 9/01/24
3,030	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	3,045,029
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – AGC Insured
2,065	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	2,100,394
	Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011, 21.414%, 6/01/45 (WI/DD,
	Settling 2/02/12) – AMBAC Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,055	5.750%, 6/01/47	6/17 at 100.00	B–	3,065,864
1,000	5.125%, 6/01/47	6/17 at 100.00	B–	681,210
2,550	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aa2	5,416,481
	3253, 32.963%, 1/15/19 (IF)
200	Jurupa Public Financing Authority, California, Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AA–	212,832
	5.000%, 9/01/33
1,710	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/18 at 100.00	Aa1	2,703,407
	Bonds, Tender Option Bond Trust 3237, 24.544%, 8/01/27 (IF)
1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	2,201,280
	Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc., Tender
	Option Bond Trust Series 2011-23B, 23.777%, 9/01/42 (IF) (4)
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	595,959
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/31
100	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	Caa2	90,158
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	1,322,473
	Project, Series 2011, 6.750%, 9/01/40
1,455	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation,	No Opt. Call	BB	1,486,093
	Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25
265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	283,953
	6.750%, 11/01/39
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	266,730
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay North Redevelopment Project, Series 2011C:
500	6.500%, 8/01/27	2/21 at 100.00	A–	574,455
700	6.750%, 8/01/33	2/21 at 100.00	A–	803,502
500	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB	566,445
	Mission Bay South Redevelopment Project, Series 2011D, 6.625%, 8/01/27
360	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	416,621
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
1,000	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	AA–	1,095,850
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
2,400	Semitrophic Improvement District of Semitrophic Water Storage Dustrict, Kern County,	No Opt. Call	AA–	3,705,168
	California, Revenue Bonds, Tender Option Bond Trust 3584, 22.188%, 6/01/17 (IF) (4)
3,110	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AA–	3,284,969
	Series 2007, 5.000%, 8/01/31 – AGM Insured
500	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds,	9/18 at 102.00	A	513,140
	Series 2010, 5.000%, 9/01/35
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project,	6/21 at 100.00	A	1,140,314
	Series 2011A, 6.500%, 12/01/28
1,020	Western Placer Unified School District, Placer County, California, Certificates of	8/19 at 100.00	AA–	1,093,379
	Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured
47,535	Total California			57,634,211
	Colorado – 4.8%
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown	7/19 at 100.00	N/R	1,067,550
	Pointe Academy of Westminster Project, Chartered Through Adams County School District 50,
	Series 2009, 5.000%, 7/15/39
2,057	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of	12/15 at 100.00	N/R	1,989,140
	Evergreen, Series 2005A, 6.500%, 12/01/35
925	Colorado Housing and Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle	4/12 at 100.00	N/R	924,954
	Highlands Apartments Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured
	(Alternative Minimum Tax)
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
11	0.000%, 4/21/14 (Alternative Minimum Tax) (5), (7)	No Opt. Call	N/R	12,954
49	0.000%, 4/21/14 (Alternative Minimum Tax) (5), (7)	No Opt. Call	N/R	4,900
250	6.200%, 4/01/16 (Alternative Minimum Tax) (5), (6), (7)	No Opt. Call	N/R	103,000
2,000	Conservatory Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax	12/17 at 100.00	N/R	1,673,040
	Bonds, Series 2007, 5.125%, 12/01/37 – RAAI Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003:
1,000	7.600%, 12/01/16	6/14 at 101.00	N/R	1,035,230
500	7.700%, 12/01/17	6/14 at 101.00	N/R	517,585
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs
	Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A–	548,478
4,030	6.500%, 11/15/38 (4)	No Opt. Call	A–	4,991,800
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	834,348
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
13,112	Total Colorado			13,702,979
	Connecticut – 0.8%
915	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	956,651
	7.750%, 1/01/43
1,250	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,397,175
	Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22
2,165	Total Connecticut			2,353,826
	Delaware – 0.7%
2,035	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington	No Opt. Call	N/R	2,035,631
	Housing Authority-Lincoln Towers Project, Seies 2011, 5.750%, 7/15/16
	District of Columbia – 0.5%
1,500	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc.,	3/21 at 100.00	BBB–	1,565,955
	Series 2011, 6.375%, 3/01/31
	Florida – 6.2%
1,935	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	1,618,802
	Bonds, Series 2006A, 5.125%, 5/01/38
980	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	987,272
	6.625%, 5/01/34
2,765	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2009-2,	7/19 at 100.00	AA+	2,888,291
	4.650%, 7/01/29
1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/20 at 100.00	A	1,184,460
	Hospital, Series 2010A, 6.000%, 8/01/30
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	1,816,848
	2010A-1, 5.375%, 10/01/35
1,460	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA–	1,564,302
	5.000%, 10/01/35 – AGM Insured
3,660	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition Series 2009A,	4/19 at 100.00	AA–	3,984,313
	5.125%, 4/01/34 – AGC Insured
2,000	Mid-Bay Bridge Authority, Florida, Springing Lien Revenue Bonds, Series 2011, 7.250%, 10/01/40	10/21 at 100.00	BBB–	2,143,240
1,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA–	1,087,210
	5.375%, 10/01/40
1,200	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	510,396
	6.650%, 5/01/40 (6)
17,625	Total Florida			17,785,134
	Georgia – 7.0%
12,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010C, 5.250%, 1/01/30 –
	AGM Insured (UB)	1/21 at 100.00	AA–	13,729,680
745	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	831,986
	7.500%, 1/01/31
955	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	1/19 at 100.00	N/R	1,041,179
	6.750%, 1/01/20
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,449,538
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
2,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	CCC+	2,687,325
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
150	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006A, 5.500%, 9/15/26	No Opt. Call	A–	163,302
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A–	93,364
17,690	Total Georgia			19,996,374
	Illinois – 9.7%
3,335	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	12/12 at 100.00	N/R	3,342,971
	5.950%, 6/15/23
2,000	Chicago, Illinois, Chicago O’Hare International Airport Special Facility Revenue Refunding	12/12 at 100.00	N/R	531,440
	Bonds, American Air Lines, Inc. Project, Series 2007, 5.500%, 12/01/30 (6)
2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series	12/21 at 100.00	AA–	2,462,320
	2005, 6.000%, 12/01/24 – AGM Insured
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/20 at 100.00	N/R	1,098,610
	6.125%, 5/15/27
1,000	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2,	5/12 at 100.00	N/R	1,000,830
	6.375%, 5/15/17
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	3,211,400
	2006A, 5.000%, 4/01/36
1,180	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	No Opt. Call	A+	1,208,922
	Centers, Series 2010, 5.250%, 8/15/36
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	945,950
	5.500%, 5/15/26
1,975	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Tender Option Bonds	8/19 at 100.00	AA+	3,474,716
	Trust 11-16B, 27.389%, 8/15/39 (IF) (4)
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	1,045,940
	5.125%, 5/15/35
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	556,105
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
455	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust	No Opt. Call	AA–	762,198
	3908, 26.827%, 2/15/19 – AGM Insured (IF) (4)
1,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	1,141,750
	Series 2009, 6.125%, 5/15/25
500	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	529,535
	Series 2002, 5.500%, 1/01/22
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
2,685	5.250%, 1/01/30	1/16 at 100.00	CCC	1,651,490
1,515	5.250%, 1/01/36	1/16 at 100.00	CCC	932,119
414	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge	No Opt. Call	N/R	409,467
	Lakes Project, Series 2005-1, 5.250%, 3/01/15
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	No Opt. Call	A–	1,123,360
	2010, 6.000%, 6/01/28
1,500	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental	6/17 at 103.00	N/R	1,511,550
	Health Center, Series 2007, 6.625%, 6/01/37
1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	1,066,050
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
29,059	Total Illinois			28,006,723
	Indiana – 1.3%
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	1,451,456
	Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	2,216,740
	2011, 7.750%, 9/01/31
3,395	Total Indiana			3,668,196
	Kansas – 0.5%
1,500	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	1,461,840
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Louisiana – 1.5%
2,710	Louisana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	2,773,360
	Project, Series 2011A, 7.750%, 12/15/31
1,165	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899,	5/20 at 100.00	AA	1,723,594
	18.119%, 5/01/33 (IF)
3,875	Total Louisiana			4,496,954
	Massachusetts – 1.7%
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	726,000
	2010A, 5.500%, 1/01/22
860	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	943,403
	2010B, 5.500%, 1/01/23
3,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	29,970
	Issue, Series 2008A, 6.250%, 1/15/28 (6)
2,385	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	N/R	2,124,797
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
1,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2010C,	6/20 at 100.00	AA–	1,024,930
	5.000%, 12/01/30 (Alternative Minimum Tax)
7,870	Total Massachusetts			4,849,100
	Michigan – 10.7%
9,650	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005,	No Opt. Call	Aa2	10,822,572
	5.250%, 5/01/27 – AGM Insured (UB) (4)
2,865	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aa2	3,062,943
	Series 2007, 5.000%, 5/01/32 – AGM Insured
8,000	Michigan Finance Authority, General Obligation Bonds, Detroit City School District, State Aid	No Opt. Call	SP-1	8,045,760
	Notes Series 2011A-2, 6.650%, 3/20/12
2,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	2,269,995
	Refunding Series 2009, 5.750%, 11/15/39
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender
	Option Bond Trust 3244:
2,000	24.184%, 12/01/24 (IF)	12/12 at 100.00	AA	2,167,040
535	24.096%, 12/01/24 (IF)	12/12 at 100.00	AA	579,507
585	24.063%, 12/01/24 (IF)	12/12 at 100.00	AA	633,578
3,340	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William	4/12 at 101.00	A1	3,163,581
	Beaumont Hospital Obligated Group, Tender Option Bond Trust 1010, 4.880%, 11/01/35 (Mandatory
	put 7/01/15) (IF) (4)
29,075	Total Michigan			30,744,976
	Minnesota – 0.5%
1,500	Tobacco Securitization Authority, Minnesota, Tobacco Settlement Revenue Bonds, Tax-Exempt	No Opt. Call	A–	1,630,260
	Series 2011B, 5.250%, 3/01/31
	Mississippi – 0.3%
485	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel	2/21 at 102.00	NA	375,506
	of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (6)
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/12 at 100.00	BBB	501,750
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
985	Total Mississippi			877,256
	Missouri – 0.6%
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,008,550
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
640	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	N/R	670,406
	of West County, Series 2007A, 5.375%, 9/01/21
1,640	Total Missouri			1,678,956
	Nebraska – 2.2%
2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Tender Option	No Opt. Call	AA+	3,115,100
	Bonds Trust 3853, 27.146%, 9/01/18 (IF) (4)
3,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	Aa1	3,229,740
	5.000%, 2/01/43
5,000	Total Nebraska			6,344,840
	Nevada – 1.9%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	2,184,840
	International Airport, Series 2010A, 5.000%, 7/01/30
1,670	Las Vegas, Nevada, General Obligation Bonds, Tender Option Bond Trust 3265,	No Opt. Call	AA	3,238,497
	32.563%, 4/01/17 (IF)
3,670	Total Nevada			5,423,337
	New Hampshire – 0.5%
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Rivermead Issue,
	Series 2011B:
400	5.550%, 7/01/17	4/13 at 100.00	N/R	402,052
1,100	5.300%, 7/01/17	No Opt. Call	N/R	1,105,104
1,500	Total New Hampshire			1,507,156
	New Jersey – 0.8%
355	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/12 at 100.00	B	354,968
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
1,750	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,909,495
	5.000%, 12/01/26
2,105	Total New Jersey			2,264,463
	New York – 2.9%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,169,663
1,225	6.250%, 7/15/40	No Opt. Call	BBB–	1,310,775
2,000	6.375%, 7/15/43	No Opt. Call	BBB–	2,142,720
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	BBB+	1,098,030
	College, Series 2011, 6.000%, 6/01/34
2,500	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	2,260,775
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	286,664
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
8,090	Total New York			8,268,627
	Ohio – 5.8%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,000	5.750%, 6/01/34	6/17 at 100.00	B–	2,233,890
6,500	5.875%, 6/01/47	6/17 at 100.00	B–	4,830,410
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	822,366
	Services, Improvement Series 2010A, 5.625%, 7/01/26
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	3,545,640
	2011A, 5.750%, 11/15/31
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	1,054,830
	Refunding & improvement Series 2010, 6.375%, 4/01/30
1,670	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust	5/19 at 100.00	AA	2,808,189
	3260, 29.799%, 5/01/29 (IF)
1,200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,377,936
	Project, Series 2009E, 5.625%, 10/01/19
17,130	Total Ohio			16,673,261
	Oklahoma – 0.3%
1,155	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992,	11/11 at 100.00	N/R	882,998
	7.350%, 12/01/12
	Pennsylvania – 5.5%
1,000	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	No Opt. Call	BB	1,085,910
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
1,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	No Opt. Call	BB	1,570,665
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba2	1,047,374
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,625,820
	Ministries Project, Series 2009, 6.125%, 1/01/29
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	2,046,080
	Series 2009, 7.750%, 12/15/27
1,125	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,840,703
	Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 18.290%, 8/01/38 (IF) (4)
25	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds,	2/13 at 102.00	N/R	16,366
	NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/12 at 100.00	B–	791,150
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	Baa3	1,102,130
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	BBB–	1,274,556
	Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30
525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2010-110A,	10/19 at 100.00	AA+	543,559
	4.750%, 10/01/25
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	2,718,330
	0.000%, 12/01/30
15,210	Total Pennsylvania			15,662,643
	Puerto Rico – 0.4%
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BBB+	1,135,410
	5.500%, 7/01/27 – AMBAC Insured
	Tennessee – 0.3%
500	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing	12/20 at 100.00	A–	503,785
	Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30
50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/24	No Opt. Call	A2	53,696
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	BBB	164,723
705	Total Tennessee			722,204
	Texas – 3.9%
1,050	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation,	5/21 at 100.00	BBB	1,161,678
	Inc., Series 2011A, 6.500%, 5/15/31
255	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. –	7/12 at 100.00	B–	248,171
	Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)
1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	3,226,680
	11947, 25.145%, 3/01/19 (IF)
1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden	12/21 at 100.00	N/R	994,810
	Home Inc., Series 2012, 7.250%, 12/15/47 (WI/DD, Settling 2/07/12)
550	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement	4/12 at 100.00	N/R	550,253
	Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009-B2, 6.500%, 2/15/14
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	530,512
	Lien Series 2008D, 6.250%, 12/15/26
810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	903,199
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,133,040
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB+	1,506,450
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
5,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, Second Tier Series	8/12 at 22.71	BBB+	1,057,900
	2002, 0.000%, 8/15/37 – AMBAC Insured
13,420	Total Texas			11,312,693
	Utah – 0.3%
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BBB–	990,250
	School, Series 2010A, 6.250%, 7/15/30
	Vermont – 1.1%
	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School
	Project, Series 2011A:
1,000	6.125%, 1/01/28	1/21 at 100.00	Baa2	1,115,120
1,760	6.250%, 1/01/33	1/21 at 100.00	Baa2	1,941,931
2,760	Total Vermont			3,057,051
	Virgin Islands – 0.1%
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	271,455
	Lien Series 2009A, 6.000%, 10/01/39
	Virginia – 0.4%
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	1,284,620
	Series 2007B1, 5.000%, 6/01/47
	Washington – 2.3%
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,205,200
	Research Center, Series 2009A, 6.000%, 1/01/33
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	2,155,460
	Research Center, Series 2011A, 5.375%, 1/01/31
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University,	10/19 at 100.00	Baa1	2,137,040
	Series 2009, 5.625%, 10/01/40
6,000	Total Washington			6,497,700
	West Virginia – 0.2%
585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	584,199
	Series 2008, 6.500%, 10/01/38
	Wisconsin – 5.2%
3,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 144A,	2/19 at 102.00	AA–	3,998,294
	6.500%, 2/01/31
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series	6/15 at 100.00	Baa2	1,064,589
	2010A, 6.000%, 6/01/30
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	N/R	509,534
	Inc., Series 2010B, 5.000%, 4/01/30
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	1,294,249
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 22.517%, 4/01/17 (IF) (4)
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	2,112,479
	Healthcare System, Series 2006, 5.250%, 8/15/21
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	506,039
	Services Inc., Series 2006B, 5.125%, 8/15/30
2,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Tender Option Bond Trust	5/19 at 100.00	AA–	5,352,549
	10B, 32.930%, 5/01/36 (IF) (4)
11,000	Total Wisconsin			14,837,733
	Wyoming – 0.8%
	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. –
	University of Wyoming Project, Series 2011:
500	6.250%, 7/01/31	7/21 at 100.00	BBB	533,304
1,600	6.500%, 7/01/43	7/21 at 100.00	BBB	1,706,591
2,100	Total Wyoming			2,239,896
$ 287,061	Total Investments (cost $269,253,561) – 106.0%			304,462,406
	Floating Rate Obligations – (6.3)%			(18,000,000)
	Other Assets Less Liabilities – 0.3% (8)			823,411
	Net Assets – 100%			$ 287,285,817

Investments in Derivatives at January 31, 2012
Forward Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation)
Barclays Bank PLC	$4,000,000	Receive	3-Month USD-LIBOR	4.288%	Semi-Annually	5/30/12	5/30/41	$(1,390,893)
Barclays Bank PLC	6,500,000	Receive	3-Month USD-LIBOR	4.756	Semi-Annually	3/23/12	3/23/30	(2,281,190)
Morgan Stanley	5,000,000	Receive	3-Month USD-LIBOR	4.431	Semi-Annually	2/17/12	2/17/30	(1,520,209)
Morgan Stanley	5,000,000	Receive	3-Month USD-LIBOR	4.476	Semi-Annually	2/24/12	2/24/30	(1,551,266)
								$(6,743,558)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$304,341,552	$120,854	$304,462,406
Derivatives:
Forward Swaps*	—	(6,743,558)	—	(6,743,558)
Total	$—	$297,597,994	$120,854	$297,718,848
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ 690,854
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(2,497)
Purchases at cost	—
Sales at proceeds	(537,533)
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	(29,970)
Balance at the end of period	$ 120,854

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2. Transfers in and/or out of Level 3 are shown using end of period value.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2012, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation		Unrealized depreciation
		on forward swaps*	$ —	on forward swaps*	$6,743,558
* Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $251,827,430.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$40,454,854
Depreciation	(5,819,894)
Net unrealized appreciation (depreciation) of investments	$34,634,960

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at January 31, 2012.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-LIBOR	United States Dollar-London InterBank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012